Subsequent Events - Additional Information (Details) - GWW [Member] - USD ($)	Sep. 08, 2022	Jul. 01, 2022
Microphase Corporation [Member]
Subsequent Event [Line Items]
Additional Shares Acquired From Subsidiary		444,444
Exchange consideration for additional shares acquired		$ 1,000,000
Share Price		$ 2.25
Noncontrolling Interest, Ownership Percentage by Parent		63.07%
Microphase Corporation [Member] | July1, 2022 [Member]
Subsequent Event [Line Items]
Exchange consideration for additional shares acquired		$ 400,000
Microphase Corporation [Member] | On or About July 30, 2022 [Member]
Subsequent Event [Line Items]
Exchange consideration for additional shares acquired		300,000
Microphase Corporation [Member] | On or About August 30, 2022 [Member]
Subsequent Event [Line Items]
Exchange consideration for additional shares acquired		$ 300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of acquired capital stock	100.00%
Number of shares issued upon conversion	3,960,043
Percentage of ownership of outstanding common stock, maximum	71.20%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share exchange agreement, number of shares of common stock	749,626
Subsequent Event [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares exchanged	514.8
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares exchanged	2,920,085
Subsequent Event [Member] | Microphase Corporation [Member]
Subsequent Event [Line Items]
Additional Shares Acquired From Subsidiary		444,444
Exchange consideration for additional shares acquired		$ 1,000,000
Share Price		$ 2.25
Noncontrolling Interest, Ownership Percentage by Parent		63.07%